Goodwill (Tables)	3 Months Ended
Nov. 30, 2022
Disclosure of detailed information about goodwill	A continuity of the Company’s goodwill is as follows:
	2022	2021
	$	$

Balance, August 31,	15,200,188	18,495,121
Effect of foreign exchange	(10,314)	(28,912)
Balance, November 30,	15,189,874	18,466,209